Property and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
8.
PROPERTY AND EQUIPMENT, NET

	As of December 31,
	2024	2025
	RMB	RMB	US$
Electronic equipment	56,296	51,181	7,319
AI related equipment	75,173	50,002	7,150
Leasehold improvements	27,382	29,281	4,187
Office equipment and fixtures	13,053	7,543	1,079
Mold and tooling	11,192	14,555	2,081
Motor vehicles	1,744	2,136	305
Construction in progress	—	404	58
Less: Accumulated depreciation	(126,088)	(107,676)	(15,397)
Less: Accumulated impairment	(7,188)	(7,188)	(1,028)
Property and equipment, net	51,564	40,238	5,754

Depreciation expense of property and equipment for the years ended December 31, 2023, 2024 and 2025 were RMB27,842, RMB22,040 and RMB11,450 (US$1,637), respectively. The impairment recognized on property and equipment were nil for the years ended December 31, 2023, 2024 and 2025, respectively.